Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Credit Opportunities Fund

For the period ended September 30, 2024

Schedule of Investments (unaudited)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
LONG-TERM INVESTMENTS 88.10%

ASSET-BACKED SECURITIES 32.19%

Automobiles 12.14%
Ally Auto Receivables Trust Series 2024-1 Class CERT†	Zero Coupon		2/16/2032	$30,890		$14,126,346
CAL Receivables LLC Series 2022-1 Class B†	9.692% (30 day USD SOFR Average + 4.35%)	#	10/15/2026	25,868,652		25,856,325
Carvana Auto Receivables Trust Series 2021-N1 Class R†	Zero Coupon		1/10/2028	10,000	(a)	1,073,691
Exeter Automobile Receivables Trust Series 2020-2A Class R†	Zero Coupon		9/15/2032	35,000		17,187,653
Exeter Automobile Receivables Trust Series 2021-1 Class R	Zero Coupon		7/15/2033	11,036		7,118,409
Exeter Automobile Receivables Trust Series 2021-1A Class R	Zero Coupon		2/15/2033	16,020		10,776,701
Exeter Automobile Receivables Trust Series 2021-4A Class R†	Zero Coupon		12/15/2033	28,050	(a)	4,238,756	(b)
Exeter Automobile Receivables Trust Series 2023-2A Class E†	9.75%		11/15/2030	27,309,000		30,042,407
Exeter Automobile Receivables Trust Series 2024-2 Class E†	7.98%		10/15/2031	15,000,000		15,499,764
Exeter Automobile Receivables Trust Series 2024-3A Class E†	7.84%		10/15/2031	10,500,000		10,832,132
Flagship Credit Auto Trust Series 2020-4 Class R†	Zero Coupon		7/17/2028	17,826	(a)	1,379,068	(b)
Flagship Credit Auto Trust Series 2023-2 Class E†	10.89%		7/15/2030	14,190,000		14,477,935
GLS Auto Receivables Issuer Trust Series 2023-3A Class E†	9.27%		8/15/2030	9,950,000		10,712,178
GLS Auto Receivables Issuer Trust Series 2023-4A Class E†	9.72%		8/15/2030	10,980,000		11,991,618
GLS Auto Receivables Issuer Trust Series 2024-2A Class E†	7.98%		5/15/2031	8,250,000		8,551,514
PenFed Auto Receivables Owner Trust Series 2022-A Class R1†	Zero Coupon		6/17/2030	30,000		3,146,232
Santander Bank Auto Credit-Linked Notes Series 2022-A Class E†	12.662%		5/15/2032	18,552,015		19,821,496
Santander Bank Auto Credit-Linked Notes Series 2022-B Class G†	14.552%		8/16/2032	7,500,000		8,189,699
Santander Bank Auto Credit-Linked Notes Series 2022-C Class E†	11.366%		12/15/2032	1,184,124		1,211,549

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Santander Bank Auto Credit-Linked Notes Series 2022-C Class F†	14.592%		12/15/2032	$32,000,000	$35,586,925
SBNA Auto Receivables Trust Series 2024-A Class E†	8.00%		4/15/2032	5,860,000	6,032,538
VStrong Auto Receivables Trust Series 2024-A Class E†	10.12%		7/15/2031	33,915,000	36,585,270
Total					294,438,206

Credit Card 1.99%
Continental Finance Credit Card ABS Master Trust Series 2020-1A Class C†	5.75%		12/15/2028	17,000,000	16,956,540
Genesis Sales Finance Master Trust Series 2021-AA Class F†	5.59%		12/21/2026	4,000,000	3,590,171
Perimeter Master Note Business Trust	5.19%		5/15/2027	5,000,000	4,537,778
Perimeter Master Note Business Trust	8.13%		5/15/2027	25,000,000	23,049,275
Total					48,133,764

Other 18.06%
720 East CLO Ltd. Series 2023-2A Class E†	13.871% (3 mo. USD Term SOFR + 8.57%)	#	10/15/2036	10,000,000	10,417,514
720 East CLO V Ltd. Series 2024-2A Class D†	8.833% (3 mo. USD Term SOFR + 3.50%)	#	7/20/2037	8,250,000	8,414,662
Affirm Asset Securitization Trust Series 2024-X1 Class CERT†	Zero Coupon		5/15/2029	33,333	2,334,267
AGL CLO 26 Ltd. Series 2023-26A Class E†	13.532% (3 mo. USD Term SOFR + 8.25%)	#	10/21/2036	4,160,000	4,360,525
AGL CLO 30 Ltd. Series 2024-30A Class E†	12.032% (3 mo. USD Term SOFR + 6.75%)	#	4/21/2037	13,610,000	13,811,449
AMMC CLO 30 Ltd. Series 2024-30A Class E†	13.021% (3 mo. USD Term SOFR + 7.73%)	#	1/15/2037	8,250,000	8,444,485
Apidos CLO XLVIII Ltd. Series 2024-48A Class E†	11.065% (3 mo. USD Term SOFR + 5.75%)	#	7/25/2037	4,550,000	4,610,813
ARES LXXIV CLO Ltd. Series 2024-74A Class E†	10.809% (3 mo. USD Term SOFR + 6.00%)	#	10/15/2036	8,500,000	8,527,477
Avant Loans Funding Trust Series 2021-REV1 Class E†	6.41%		7/15/2030	3,931,000	3,755,114

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Bain Capital Credit CLO Ltd. Series 2024-4A Class E†	10.87% (3 mo. USD Term SOFR + 6.00%)	#	10/23/2037	$3,150,000	$3,143,241
Bain Capital Credit CLO Ltd. Series 2024-5A Class E†(c)	11.20% (3 mo. USD Term SOFR + 6.15%)	#	10/21/2037	4,500,000	4,523,395	(b)
Ballyrock CLO 20 Ltd. Series 2022-20A Class DR†	12.551% (3 mo. USD Term SOFR + 7.25%)	#	7/15/2034	6,250,000	6,301,734
Ballyrock CLO 20 Ltd. Series 2022-20A Class DR2†(c)	6.20% (3 mo. USD Term SOFR + 6.20%)	#	10/15/2036	5,370,000	5,391,190	(b)
Ballyrock CLO 23 Ltd. Series 2023-23A Class C†	10.485% (3 mo. USD Term SOFR + 5.20%)	#	4/25/2036	5,950,000	6,044,616
Ballyrock CLO 24 Ltd. Series 2023-24A Class SUB†	Zero Coupon	#(d)	7/15/2036	11,250,000	9,630,250
Ballyrock CLO 26 Ltd. Series 2024-26A Class SUB†	Zero Coupon	#(d)	7/25/2037	8,100,000	6,731,171
Benefit Street Partners CLO XIV Ltd. Series 2018-14A Class D1R†	7.836% (3 mo. USD Term SOFR + 3.25%)	#	10/20/2037	11,870,000	11,870,000
Carlyle U.S. CLO Ltd. Series 2021-5A Class E†	11.794% (3 mo. USD Term SOFR + 6.51%)	#	7/20/2034	8,125,000	8,148,983
Cedar Funding XVIII CLO Ltd. Series 2024-18A Class D†	9.183% (3 mo. USD Term SOFR + 3.90%)	#	4/23/2037	13,500,000	13,774,722
CIFC Funding Ltd. Series 2023-2A Class E†	13.252% (3 mo. USD Term SOFR + 7.97%)	#	1/21/2037	5,400,000	5,641,061
CIFC Funding Ltd. Series 2024-1A Class D†	9.00% (3 mo. USD Term SOFR + 3.70%)	#	4/18/2037	6,750,000	6,881,290
Dryden 115 CLO Ltd. Series 2024-115A Class E†	12.401% (3 mo. USD Term SOFR + 7.10%)	#	4/18/2037	9,570,000	9,780,303
Dryden 94 CLO Ltd. Series 2022-94A Class ER†	13.252% (3 mo. USD Term SOFR + 8.10%)	#	10/15/2037	10,000,000	10,016,526
Elmwood CLO 20 Ltd. Series 2022-7A Class SUB†	Zero Coupon	#(d)	1/17/2037	25,290,000	16,938,671

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Elmwood CLO 33 Ltd. Series 2024-9RA Class D1R†	8.223% (3 mo. USD Term SOFR + 3.10%)	#	10/21/2037		$10,400,000	$10,389,408
Empower CLO Ltd. Series 2024-2A Class E†	11.376% (3 mo. USD Term SOFR + 6.05%)	#	7/15/2037		9,540,000	9,629,784
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	11,070,000	8,007,277
Generate CLO 13 Ltd. Series 2023-13A Class D1†	10.283% (3 mo. USD Term SOFR + 5.00%)	#	1/20/2037		$7,000,000	7,171,851
Generate CLO 13 Ltd. Series 2023-13A Class E†	13.323% (3 mo. USD Term SOFR + 8.04%)	#	1/20/2037		7,000,000	7,310,385
Generate CLO 14 Ltd. Series 2024-14A Class D†	9.282% (3 mo. USD Term SOFR + 4.00%)	#	4/22/2037		13,450,000	13,712,862
Generate CLO 15 Ltd. Series 2024-15A Class D†	9.048% (3 mo. USD Term SOFR + 3.75%)	#	7/20/2037		3,730,000	3,792,738
Generate CLO 16 Ltd. Series 2024-16A Class E†	11.471% (3 mo. USD Term SOFR + 6.15%)	#	7/20/2037		7,375,000	7,394,959
Generate CLO 3 Ltd. Series 3A Class E2R†	13.112% (3 mo. USD Term SOFR + 7.83%)	#	10/20/2036		1,170,000	1,221,133
Harmony-Peace Park CLO Ltd. Series 2024-1A Class D1†	7.548% (3 mo. USD Term SOFR + 3.00%)	#	10/20/2037		9,000,000	9,000,000
HINNT LLC Series 2024-A Class D†	7.00%		3/15/2043		3,256,960	3,235,954
KKR CLO 59 Ltd. Series 2024-56A Class E†	11.596% (3 mo. USD Term SOFR + 6.50%)	#	10/15/2037		14,750,000	15,103,472
Lending Funding Trust Series 2020-2A Class D†	6.77%		4/21/2031		4,885,000	4,788,801
Madison Park Funding XLVII Ltd. Series 2020-47A Class DR†	9.18% (3 mo. USD Term SOFR + 3.90%)	#	4/19/2037		12,500,000	12,615,069
Neuberger Berman Loan Advisers CLO 56 Ltd. Series 2024-56A Class E†	11.069% (3 mo. USD Term SOFR + 5.75%)	#	7/24/2037		4,400,000	4,446,556
New Mountain CLO 5 Ltd. Series CLO-5A Class SUB†	Zero Coupon	#(d)	4/20/2036		16,450,000	13,323,781	(b)

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
OCP CLO Ltd. Series 2023-26A Class E†	13.536% (3 mo. USD Term SOFR + 8.25%)	#	4/17/2036	$3,750,000		$3,884,810
OCP CLO Ltd. Series 2023-26A Class SUB†	Zero Coupon	#(d)	4/17/2036	22,000,000		17,065,204
OHA Credit Funding 14 Ltd. Series 2023-14A Class E†	13.032% (3 mo. USD Term SOFR + 7.75%)	#	4/20/2036	4,715,000		4,778,879
Pagaya AI Debt Selection Trust Series 2020-1 Class CERT†(e)	Zero Coupon		7/15/2027	2,000,000	(a)	140,988	(b)
Pagaya AI Debt Selection Trust Series 2020-1 Class CERT†(e)	Zero Coupon	#(d)	11/15/2027	2,153,846	(a)	127
Rad CLO 20 Ltd. Series 2023-20A Class D†	10.282% (3 mo. USD Term SOFR + 5.00%)	#	7/20/2036	6,500,000		6,665,438
Rad CLO 20 Ltd. Series 2023-20A Class E†	13.362% (3 mo. USD Term SOFR + 8.08%)	#	7/20/2036	11,250,000		11,641,204
Rad CLO 22 Ltd. Series 2023-22A Class SUB†	Zero Coupon	#(d)	1/20/2037	18,914,000		15,405,453
Rad CLO 23 Ltd. Series 2024-23A Class E†	12.035% (3 mo. USD Term SOFR + 6.75%)	#	4/20/2037	4,900,000		4,970,957
SCF Equipment Leasing LLC Series 2022-2A Class F1†	6.50%		6/20/2035	42,622,000		41,396,605
Sierra Timeshare Receivables Funding LLC Series 2024-2A Class D†	7.48%		6/20/2041	1,477,066		1,503,562
Sycamore Tree CLO Ltd. Series 2023-3A Class D1R†	9.532% (3 mo. USD Term SOFR + 4.25%)	#	4/20/2037	9,750,000		9,951,843
Total						438,042,559
Total Asset-Backed Securities (cost $797,501,036)						780,614,529

				Shares

COMMON STOCKS 0.01%

Energy Equipment & Services 0.01%
Nine Energy Service, Inc.*				135,595		153,222

Transportation Infrastructure 0.00%
ACBL Holdings Corp.*				2,785		132,288
Total Common Stocks (cost $623,195)						285,510

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
CONVERTIBLE BONDS 0.73%

Oil & Gas 0.45%
Nabors Industries, Inc.	1.75%		6/15/2029			$14,000,000	$10,961,652

Real Estate 0.28%
Sunac China Holdings Ltd. (China)†(f)	Zero Coupon		9/30/2028			18,058,440	6,506,456
Sunac China Holdings Ltd. (China)†(f)	1.00%		9/30/2032			2,852,145	289,977
Total							6,796,433
Total Convertible Bonds (cost $23,739,145)							17,758,085

CORPORATE BONDS 52.68%

Aerospace/Defense 1.39%
Spirit AeroSystems, Inc.(g)	4.60%		6/15/2028			35,270,000	33,731,583

Airlines 1.99%
VistaJet Malta Finance PLC/Vista
Management Holding, Inc. (Malta)†(f)	6.375%		2/1/2030			56,097,000	48,244,536

Building Materials 3.32%
ACProducts Holdings, Inc.†	6.375%		5/15/2029			61,992,000	38,519,566
Cornerstone Building Brands, Inc.†	6.125%		1/15/2029			47,321,000	41,916,795
Total							80,436,361

Commercial Services 4.58%
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(g)	6.00%		6/1/2029			70,651,000	63,206,440
BCP V Modular Services Finance PLC	6.75%		11/30/2029		EUR	48,639,000	47,916,090
Total							111,122,530

Diversified Financial Services 2.59%
AG Issuer LLC†	6.25%		3/1/2028			$12,511,000	12,242,115
AG TTMT Escrow Issuer LLC†	8.625%		9/30/2027			4,389,000	4,503,408
Armor Holdco, Inc.†	8.50%		11/15/2029			18,082,000	17,376,589
Osaic Holdings, Inc. †(g)	10.75%		8/1/2027			14,113,000	14,380,949
SCF Preferred Equity LLC†	7.50% (5 yr. CMT + 6.73%)	#	–	(h)		15,000,000	14,250,000
Total							62,753,061

Electronics 2.31%
EquipmentShare.com, Inc.†	9.00%		5/15/2028			53,644,000	56,086,036

Media 3.29%
AMC Networks, Inc.(g)	4.25%		2/15/2029			75,638,000	54,773,991
CSC Holdings LLC†	4.625%		12/1/2030			49,192,000	25,004,448
Total							79,778,439

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas 24.49%
Berry Petroleum Co. LLC†	7.00%	2/15/2026	$18,116,000	$17,594,223
Comstock Resources, Inc.†	5.875%	1/15/2030	60,524,000	56,635,484
Crescent Energy Finance LLC†	7.375%	1/15/2033	14,609,000	14,390,639
Crescent Energy Finance LLC†	7.625%	4/1/2032	11,490,000	11,503,167
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	45,921,000	48,333,460
Kosmos Energy Ltd.†(g)	7.50%	3/1/2028	9,136,000	8,849,366
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	44,760,000	44,740,337
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	59,065,000	58,362,045
Nabors Industries Ltd.†(g)	7.50%	1/15/2028	38,348,000	35,988,555
Nabors Industries, Inc.†(g)	8.875%	8/15/2031	8,722,000	8,304,784
Saturn Oil & Gas, Inc. (Canada)†(f)	9.625%	6/15/2029	49,741,000	49,186,368
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(f)(g)	9.625%	4/15/2029	59,090,000	54,551,917
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	43,160,000	41,037,102
Transocean, Inc.(g)	7.50%	4/15/2031	65,256,000	60,238,039
Valaris Ltd.†	8.375%	4/30/2030	8,722,000	8,991,327
Vital Energy, Inc.†	7.875%	4/15/2032	59,171,000	57,363,326
W&T Offshore, Inc.†	11.75%	2/1/2026	17,486,000	17,840,820
Total				593,910,959

Oil & Gas Services 1.26%
Nine Energy Service, Inc.	13.00%	2/1/2028	31,437,000	25,122,860
Oceaneering International, Inc.	6.00%	2/1/2028	5,430,000	5,444,748
Total				30,567,608

Real Estate 0.20%
CIFI Holdings Group Co. Ltd. (China)(f)(i)	Zero Coupon	7/16/2025	7,000,000	726,250
CIFI Holdings Group Co. Ltd. (China)(f)(i)	Zero Coupon	5/13/2026	1,800,000	175,500
CIFI Holdings Group Co. Ltd. (China)(f)(i)	Zero Coupon	4/12/2027	2,000,000	197,500
Logan Group Co. Ltd. (China)(f)(i)	Zero Coupon	2/23/2023	8,000,000	710,000
Logan Group Co. Ltd. (China)(f)(i)	Zero Coupon	1/13/2028	4,000,000	354,320
Shimao Group Holdings Ltd. (Hong Kong)(f)(i)	Zero Coupon	1/16/2027	26,223,000	1,450,132
Shimao Group Holdings Ltd. (Hong Kong)(f)(i)	Zero Coupon	1/11/2031	7,277,000	473,005
Sunac China Holdings Ltd. (China)†(f)	6.00%	9/30/2026	734,427	90,415
Sunac China Holdings Ltd. (China)†(f)	6.25%	9/30/2027	735,318	81,084
Sunac China Holdings Ltd. (China)†(f)	6.50%	9/30/2027	1,472,423	143,561
Sunac China Holdings Ltd. (China)†(f)	6.75%	9/30/2028	2,211,310	206,581
Sunac China Holdings Ltd. (China)†(f)	7.00%	9/30/2029	2,213,984	179,997
Sunac China Holdings Ltd. (China)†(f)	7.25%	9/30/2030	1,079,006	86,320
Total				4,874,665

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail 4.75%
BCPE Ulysses Intermediate, Inc.†	7.75%		4/1/2027	$19,640,000		$19,449,564
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028	50,275,000		31,237,728
Park River Holdings, Inc.†	5.625%		2/1/2029	42,612,000		36,739,517
Park River Holdings, Inc.†	6.75%		8/1/2029	32,229,000		27,840,013
Total						115,266,822

Telecommunications 2.51%
Hughes Satellite Systems Corp.	6.625%		8/1/2026	28,144,000		24,521,138
Viasat, Inc.†(g)	7.50%		5/30/2031	52,751,000		36,383,420
Total						60,904,558
Total Corporate Bonds (cost $1,298,628,313)						1,277,677,158

FLOATING RATE LOANS(j) 0.95%

Building Materials 0.43%
Cornerstone Building Brands, Inc. 2024 Term Loan B	9.597% (1 mo. USD Term SOFR + 4.50%)		5/15/2031	10,588,000		10,485,455

Investment Management Companies 0.33%
Asp Unifrax Holdings, Inc. 2024 Delayed Draw Term Loan(k)	–	(l)	9/28/2029	8,002,695		8,002,695

Telecommunications 0.19%
Connect Finco SARL 2024 Extended Term Loan B (Luxembourg)(f)	–	(l)	9/27/2029	4,845,000		4,557,934
Total Floating Rate Loans (cost $23,225,325)						23,046,084

INVESTMENTS IN UNDERLYING FUNDS 1.33%
Lord Abbett Private Credit Fund 1 LP(m)(n) (cost $32,061,054)				32,061,054	(o)	32,173,268

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.17%
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.931%	#(p)	6/10/2027	614,619		12,897
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.912% (1 mo. USD Term SOFR + 6.81%)	#	8/15/2033	15,790,000	(a)	3,408,439
Laurel Road Prime Student Loan Trust Series 2019-A Class R†	Zero Coupon		10/25/2048	2,575,129		674,169
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	225,000		4,718
Total Non-Agency Commercial Mortgage-Backed Securities (cost $17,766,291)						4,100,223

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2024

Investments	Dividend Rate		Shares	Fair Value
PREFERRED STOCKS 0.04%

Transportation Infrastructure 0.04%
ACBL Holdings Corp. (cost $397,275)	Zero Coupon		15,891	$1,032,915

	Exercise Price	Expiration Date

WARRANTS 0.00%

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.* (cost $34,898)	$3.20	12/31/2099	9,971	22,933
Total Long-Term Investments (cost $2,193,976,532)				2,136,710,705

	Interest Rate	Maturity Date	Principal Amount‡

SHORT-TERM INVESTMENTS 11.87%

COMMERCIAL PAPER 4.50%

Chemicals 1.92%
FMC Corp.†	Zero Coupon	10/1/2024	$46,530,000	46,530,000

Gas 0.66%
WGL Holdings, Inc.†	Zero Coupon	10/4/2024	16,000,000	15,992,733

Pipelines 1.92%
Targa Resources Corp.†	Zero Coupon	10/1/2024	46,530,000	46,530,000
Total Commercial Paper (cost $109,052,733)				109,052,733

REPURCHASE AGREEMENTS 3.69%
Repurchase Agreement dated 9/30/2024, 4.880% due 10/1/2024 with Barclays Bank PLC collateralized by $40,816,400 of U.S. Treasury Note at 3.625% due 9/30/2031; value: $40,816,327; proceeds: $40,005,422 (cost $40,000,000)			40,000,000	40,000,000
Repurchase Agreement dated 9/30/2024, 2.400% due 10/1/2024 with Fixed Income Clearing Corp. collateralized by $42,087,800 of U.S. Treasury Note at 0.750% due 4/30/2026; value: $40,353,069; proceeds: $39,564,406 (cost $39,561,769)			39,561,769	39,561,769

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2024

Investments	Principal Amount‡	Fair Value
Repurchase Agreement dated 9/30/2024, 4.750% due 10/1/2024 with JPMorgan Securities LLC collateralized by $10,217,200 of U.S. Treasury Note at 3.500% due 9/30/2026; value: $10,204,082; proceeds: $10,001,319 (cost $10,000,000)	$10,000,000	$10,000,000
Total Repurchase Agreements (cost $89,561,769)		89,561,769

TIME DEPOSITS 0.37%
CitiBank N.A.(q) (cost $8,926,624)	8,926,624	8,926,624

	Shares

MONEY MARKET FUNDS 3.31%
Fidelity Government Portfolio(q) (cost $80,339,619)	80,339,619	80,339,619
Total Short-Term Investments (cost $287,880,745)		287,880,745
Total Investments in Securities 99.97% (cost $2,481,857,277)		2,424,591,450
Less Unfunded Loan Commitments (0.33%) (cost $8,002,695)		(8,002,695)
Net Investments in Securities 99.64% (cost $2,473,854,582)		2,416,588,755
Other Assets and Liabilities – Net(r) 0.36%		8,850,419
Net Assets 100.00%		$2,425,439,174
CAD	Canadian Dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2024, the total value of Rule 144A securities was $1,876,923,757, which represents 77.38% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2024.
*	Non-income producing security.
(a)	Principal amount represents ownership shares of the Trust.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Securities purchased on a when-issued basis.
(d)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(e)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(f)	Foreign security traded in U.S. dollars.
(g)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Defaulted (non-income producing security).
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2024.
(k)	Security partially/fully unfunded.
(l)	Interest Rate to be determined.

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2024

(m)	Affiliated issuers (See Note 5).
(n)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At September 30, 2024, the value of restricted securities (excluding 144A issues) amounted to $32,173,268 or 1.33% of net assets.
(o)	Principal amount represents partnership interest.
(p)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(q)	Security was purchased with the cash collateral from loaned securities.
(r)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Buy Protection at September 30, 2024(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Value
CCO Holdings LLC/CCO Holdings Capital Corp.(4)	Bank of America	5.00%	6/20/2029	$20,000,000	$(1,961,171)	$(187,941)	$(2,149,112)
CCO Holdings LLC/CCO Holdings Capital Corp.(4)	Bank of America	5.00%	12/20/2029	9,700,000	(988,435)	(46,892)	(1,035,327)
Federal Republic of Germany(4)	Bank of America	0.25%	12/20/2026	35,000,000	(74,857)	(81,301)	(156,158)
Federal Republic of Germany(4)	Bank of America	0.25%	12/20/2027	10,000,000	(10,155)	(48,917)	(59,072)
General Motors Co.(4)	Bank of America	5.00%	12/20/2028	5,000,000	(529,752)	(242,582)	(772,334)
					$(3,564,370)	$(607,633)	$(4,172,003)

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at September 30, 2024(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S42(4)	Bank of America	5.00%	6/20/2029	$61,233,000	$4,705,091	$42,558	$4,747,649
CHS/Community Health Systems, Inc.(4)	Bank of America	5.00%	12/20/2024	3,946,000	(36,199)	40,850	4,651
					$4,668,892	$83,408	$4,752,300

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
Boeing Co.(4)	Bank of America	1.00%	6/20/2029	$29,600,000	$(468,070)	$26,912	$(441,158)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contract agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contract agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2024

(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $110,320. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $607,633.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Forward Foreign Currency Exchange Contracts at September 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Morgan Stanley	11/20/2024	2,501,000	$2,807,408	$2,789,520	$17,888
Euro	Sell	State Street Bank and Trust	11/20/2024	4,223,000	4,712,588	4,710,173	2,415
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$20,303

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	State Street Bank and Trust	11/22/2024	10,745,000	$7,847,247	$7,954,862	$(107,615)
Euro	Sell	Bank of America	11/20/2024	1,483,000	1,639,735	1,654,082	(14,347)
Euro	Sell	State Street Bank and Trust	11/20/2024	35,411,000	39,146,861	39,496,077	(349,216)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(471,178)

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2024

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$288,820,382	$5,617,824	$294,438,206
Other	–	414,663,205	23,379,354	438,042,559
Remaining Industries	–	48,133,764	–	48,133,764
Common Stocks
Transportation Infrastructure	–	132,288	–	132,288
Remaining Industries	153,222	–	–	153,222
Convertible Bonds	–	17,758,085	–	17,758,085
Corporate Bonds	–	1,277,677,158	–	1,277,677,158
Floating Rate Loans	–	23,046,084	–	23,046,084
Less Unfunded Loan Commitments	–	(8,002,695)	–	(8,002,695)
Investments in Underlying Funds	–	32,173,268	–	32,173,268
Non-Agency Commercial Mortgage-Backed Securities	–	4,100,223	–	4,100,223
Preferred Stocks	–	1,032,915	–	1,032,915
Warrants	–	22,933	–	22,933
Short-Term Investments
Commercial Paper	–	109,052,733	–	109,052,733
Repurchase Agreements	–	89,561,769	–	89,561,769
Time Deposits	–	8,926,624	–	8,926,624
Money Market Funds	80,339,619	–	–	80,339,619
Total	$80,492,841	$2,307,098,736	$28,997,178	$2,416,588,755
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$4,752,300	$–	$4,752,300
Liabilities	–	(4,613,161)	–	(4,613,161)
Forward Foreign Currency Exchange Contracts
Assets	–	20,303	–	20,303
Liabilities	–	(471,178)	–	(471,178)
Total	$–	$(311,736)	$–	$(311,736)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(concluded)

LORD ABBETT CREDIT OPPORTUNITIES FUND September 30, 2024

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Floating Rate Loans	Non-Agency Commercial Mortgage- Backed Securities
Balance as of October 1, 2023	$23,133,411	$3,680,564	$112,500
Accrued Discounts (Premiums)	138,966	35,871	–
Realized Gain (Loss)	–	(88,576)	(11,239,380)
Change in Unrealized Appreciation (Depreciation)	7,273,730	(4,412)	11,126,880
Purchases	22,762,688	–	–
Sales	(8,957,368)	(3,623,447)	–
Transfers into Level 3(a)	5,578,029	–	–
Transfers out of Level 3(a)	(20,932,278)	–	–
Balance as of September 30, 2024	$28,997,178	$–	$–
Change in unrealized appreciation/depreciation for the year ended September 30, 2024, related to Level 3 investments held at September 30, 2024	$7,273,730	$–	$–

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

14	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Credit Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 18, 2018. The Fund had a sale to Lord, Abbett & Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on February 15, 2019.

The Fund also invests in the Lord Abbett Private Credit Fund 1,L, (“PCF”) which is a limited partnership available only to the Fund and certain other investment companies managed by Lord Abbett.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Investments in the PCF are valued at the most recent monthly net asset value (“NAV”). Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio

15

Notes to Schedule of Investments (unaudited)(continued)

investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

16

Notes to Schedule of Investments (unaudited)(concluded)

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2024, the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received
$84,974,420	$89,266,243

5.	TRANSACTIONS WITH AFFILIATED FUNDS

The Fund’s investment in PCF is subject to restrictions on transfer and the Fund currently has no redemption rights. There will be no trading market for the Fund’s investments in the PCF. The Schedule of Investments lists the PCF as an investment as of period end, but does not include the underlying holdings of the PCF.

The Fund had the following transactions with the PCF during the period ended September 30, 2024:

Value at 12/31/2023	Contributions	Return of Capital	Net Realized Gain (Loss)	Net Change in Appreciation (Depreciation)	Value at 9/30/2024	Dividend Income
–	$32,557,798	$(496,744)	–	$112,214	$32,173,268	$1,399,895

17

QPHR-CREDIT-3Q

(11/24)